DEBT - Summary of future minimum lease payments required under the capital lease arrangements (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
2021	¥ 28,552
2022	20,029
2023	12,747
2024	10,473
2025	3,328
2026 and there after	0
Capital leases, future minimum payments due	75,129
Less payment amount allocated to interest	7,049
Present value of capital lease obligation	68,080
Current portion of capital lease obligation	28,552
Long-term portion of capital lease obligation	¥ 39,528